Trade and Other Receivables - Summary of Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Receivables 1	₩ 8,574,457	₩ 7,589,118
Other receivables [member]
Disclosure of financial assets [line items]
Loans	51,854	98,953
Receivables 1	3,539,742	2,668,545
Accrued income	43,920	32,218
Refundable deposits	299,935	339,450
Loans receivable	1,067,005	1,013,428
Finance lease receivables	141,883	105,690
Others	58,357	63,941
Less: Provision for impairment	(183,636)	(218,543)	₩ (201,387)
Other receivables	₩ 5,019,060	₩ 4,103,682